Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [line Items]
Payable after notice	[1],[2],[3]	$ 198,914
Deposits	[1]	916,181	$ 797,259
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		326,041	259,027
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		18,740	17,841
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		29,269	22,032
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		106,817	82,871
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice		$ 156	$ 193

[1]	Deposits denominated in U.S. dollars amount to $326,041 (2021 – $259,027), deposits denominated in Chilean pesos amount to $18,740 (2021 – $17,841), deposits denominated in Mexican pesos amount to $29,269 (2021 – $22,032) and deposits denominated in other foreign currencies amount to $106,817 (2021 – $82,871).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Includes $156 (2021 – $193) of non-interest bearing deposits.